Stock-Based Compensation Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of stock option

The following summarizes activity related to the Company’s stock options under the 2017 Plan and the 2020 Plan for the nine months ended September 30, 2020:

	Options Outstanding	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	1,362,173	$3.16	6.34	$2,926
Granted	124,119	$4.61
Exercised	(28,684)	$1.40
Cancelled or forfeited	(74,576)	$4.30

Outstanding at September 30, 2020	1,383,032	$3.26	5.87	$528

Vested and exercisable at September 30, 2020	897,647	$2.31	4.39	$528

The following summarizes activity related to the Company’s stock options under the 2007 Plan and 2017 Plan for the years ended December 31, 2019 and 2018:

	Options Outstanding	Weighted- average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2017	5,730,000	$0.17	5.10	$2,174
Granted	1,400,000	0.57
Exercised	(790,000)	0.14
Cancelled / Forfeited	(190,000)	0.42

Outstanding at December 31, 2018	6,150,000	$0.26	5.60	$3,098
Granted	3,722,923	0.76
Exercised	(250,000)	0.14
Cancelled / Forfeited	(125,000)	0.63
Outstanding at December 31, 2019	9,497,923	$0.45	6.34	$2,926

Vested and exercisable at December 31, 2019	5,272,552	$0.23	4.24	$2,814

Schedule of Black-Scholes Option Pricing Model Assumptions

The following assumptions were used to calculate the fair value of awards granted to employees, non-employees and directors:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Expected volatility	—%	70.0%	76.3%	70.0%
Risk-free interest rate	—%	1.59%	0.45%	2.54%
Expected term (in years)	—	6.25	6.25	6.25
Expected dividend yield	—	—	—	—

The following inputs were used in determining the fair value of the indemnification and warrant liabilities valued using the Black-Scholes-Merton option pricing model:

December 31, 2018
Expected volatility	59.0%
Risk-free interest rate	2.6%
Expected term (in years)	1.0
Expected dividend yield	0.0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The compensation cost that has been included in the accompanying condensed consolidated statements of operations for all stock-based compensation arrangements is detailed as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of product revenue	$(3)	$9	$16	$26
Research and development	2	9	8	31
General and administrative	126	97	432	272

Total	$125	$115	$456	$329

The compensation cost that has been included in the Company’s consolidated statements of operations for all stock-based compensation arrangements is detailed as follows (in thousands):

	Years Ended December 31,
	2019	2018
Cost of product revenues	$38	$25
Research and development	34	54
General and administrative	366	247

Total	$438	$326

Summary of common stock reserved for future issuance

Common stock reserved for future issuance is as follows:

December 31, 2019
Common stock warrants	25,000
Convertible preferred stock (if converted)	35,184,882
Common stock options issued and outstanding	9,497,923
Common stock available for issuance under the 2007 Plan	—
Common stock available for issuance under the 2017 Plan	3,391,412

48,099,217

Share-based Payment Arrangement [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions

The following weighted-average assumptions were used to calculate the fair value of awards granted to employees, directors and non-employees:

	Years Ended December 31,
	2019	2018
Expected volatility	70.0%	63.9%
Risk-free interest rate	2.5%	2.8%
Expected option life (in years)	6.25	6.25
Expected dividend yield	0.0%	0.0%

Predecessor Company [Member]
Summary of stock option

The following table summarizes the Company’s stock option activity under all stock option plans for the three years ended December 31, 2019 (options in thousands):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2016	339	$51.00
Granted	173	49.10
Exercised	(7)	13.20
Forfeited/cancelled/expired	(22)	60.90

Outstanding at December 31, 2017	483	50.50
Granted	94	50.80
Exercised	(22)	17.10
Forfeited/cancelled/expired	(16)	48.30

Outstanding at December 31, 2018	539	52.00
Granted	172	18.40
Exercised	—	—
Forfeited/cancelled/expired	(581)	45.10

Outstanding at December 31, 2019	130	$38.21	5.2

Exercisable at December 31, 2019	113	$42.91	4.5

Schedule of Black-Scholes Option Pricing Model Assumptions

The fair value of stock options is estimated using the Black-Scholes model with the assumptions noted in the following table. The expected life of stock options is based on the simplified method. The expected volatility of stock options is based upon the historical volatility of the Company and a number of publicly traded companies in similar stages of clinical development. The risk-free interest rate is based on the average yield of five- and seven-year U.S. Treasury Bills as of the valuation date.

	Year Ended December 31,
	2019	2018	2017
Assumptions
Risk-free interest rate	1.82% - 2.50%	2.55% - 3.03%	1.83% - 2.13%
Expected dividend yield	0%	0%	0%
Expected volatility	105% - 119%	94% - 100%	93% - 97%
Expected term (in years)	5.5 - 6.1	5.5 - 6.1	5.5 - 6.1